Brown Advisory Flexible Value Fund (Prospectus Summary) | Brown Advisory Flexible Value Fund
Brown Advisory Flexible Value Fund
Investment Objective
The Brown Advisory Flexible Value Fund (the "Fund") seeks to achieve long-term growth of capital.

Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Brown Advisory Flexible Value Fund	Institutional Class	Advisor Shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	none	none
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	none	none
Redemption Fee (as a % of amount redeemed within 14 days of purchase)	1.00%	1.00%
Exchange Fee ( as a % amount exchanged within 14 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Brown Advisory Flexible Value Fund		Institutional Class	Advisor Shares
Management Fees		0.85%	0.85%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses		0.47%	0.43%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses		1.33%	1.54%
Fee Waiver and Expense Reimbursement		(0.17%)	(0.18%)
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	[1][2]	1.16%	1.36%
[1]	The Advisor has contractually agreed to waive its fees and reimburse certain expenses (excluding taxes, interest, portfolio transaction expenses, acquired fund fees and expenses and extraordinary expenses) to limit Total Annual Fund Operating Expenses for Institutional Shares and Advisor Shares to 1.15% and 1.35%, respectively, of the Fund's average daily net assets through October 31, 2012. The contractual waivers and expense reimbursements may be changed or eliminated at any time after October 31, 2012 by the Board of Trustees upon 60 days notice to the Advisor, or by the Advisor with the consent of the Board of Trustees.
[2]	The Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement do not correlate to the Ratios to Average Net Assets - Net Expenses provided in the Financial Highlights Section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
The example below is intended to help you compare the cost of investing in the

Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same (taking into account the contractual expense limitation for 2 years).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Brown Advisory Flexible Value Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional Class	118	405	713	1,587
Advisor Shares	138	469	822	1,819

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year ended June 30, 2011, the portfolio turnover rate for the Fund was 33% of the average value of its portfolio.

Principal Investment Strategies
Under normal conditions, Brown Investment Advisory Incorporated (the "Advisor")

seeks to achieve the Fund's investment objective by investing at least 80% of the value of its net assets (plus borrowings for investment purposes) in a diversified portfolio of equity securities. The Advisor may invest in securities of companies of various market capitalizations with a focus on larger companies. Medium and large market capitalization companies are, according to the Advisor, those companies with market capitalizations generally greater than

$2 billion at the time of purchase. Equity securities include domestic and foreign common and preferred stock, convertible debt securities, American

Depositary Receipts ("ADRs"), real estate investment trusts ("REITs") and exchange traded funds ("ETFs"). The Advisor may also invest in private placements in these types of securities. The Fund invests primarily in ETFs that have an investment objective similar to the Fund's or that otherwise are permitted investments with the Fund's investment policies described herein. ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities. The Advisor may also invest in debt-securities, including lower-rated debt-securities and foreign securities including depositary receipts.

The Advisor follows an investment philosophy referred to as "flexible value." The "flexible value" strategy expands the bargain hunting concepts of value investing to a broad range of opportunities. Rather than label securities as value or growth, the Advisor believes that growth is an integral part of the value equation; therefore, the Advisor may invest in traditional value securities as well as securities of companies with better growth rates, or other characteristics that are traditionally associated with value securities. The

Advisor seeks to invest in the common stocks of companies it believes are undervalued in the marketplace based on characteristics such as earnings,

dividends, cash flow or asset values. Other factors considered include:

o  Financial condition of the company

o  Micro and macroeconomic changes likely to improve the long-term business performance of the company

o  Competitive positioning of the company within its industry; and

o  The quality of management and management's focus on creating shareholder value.

With respect to 20% of its assets, the Fund may invest in (1) investment grade and non-investment grade debt securities, including with respect to 10% of its assets, non-investment grade securities rated BB (or lower)/Ba (or lower) ("junk bonds"), by Standard & Poor's ("S&P") or Moody's Investor Services ("Moody's"),

respectively, or (2) unrated debt securities determined by the Advisor to be of comparable quality.

The Advisor may sell a security or reduce its position if:

o  The security has reached a price whereby its risk/reward characteristics are not as favorable;

o  A company's fundamentals are deteriorating to the point where the original investment thesis for owning the stock is no longer intact; or

o  A better opportunity has been identified.

In order to respond to adverse market, economical, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents.

Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance

Corporation or any other government agency. The following are the principal risks that could affect the value of your investment:

o  Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

o  Debt/Fixed Income Securities Risk. An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund's portfolio of debt securities. Securities rated below investment grade are subject to greater risk of loss of your money than higher rated securities. Issuers may

   (increase) decrease prepayments of principal when interest rates (fall)

   increase, affecting the maturity of the debt security and causing the value of the security to decline.

o  Equity and General Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The stock market may experience declines or stocks in the Fund's portfolio may not increase their earnings at the rate anticipated. The Fund's NAV and investment return will fluctuate based upon changes in the value of its portfolio securities.

o  ETF Risk. ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low,

   frequent trading of ETFs by the Fund can generate brokerage expenses. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests.

o  Foreign Securities Risk. Foreign securities, including ADRs, are subject to additional risks including international trade, currency, political,

   regulatory and diplomatic risks.

o  Management Risk. The Fund may not meet its investment objective based on the

   Advisor's success or failure to implement investment strategies for the Fund.

o  Non-Investment Grade Securities Risk. Securities rated below investment grade,

   i.e., BA or BB and lower ("junk bonds"), are subject to greater risks of loss of your money than higher rated securities. Compared with issuers of investment grade fixed-income securities, junk bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties.

o  Private Placement Risk. The Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs, REITs and ETFs, including those which may be resold only in accordance with

   Rule 144A under the Securities Act of 1933, as amended ("1933 Act"). Privately issued securities are restricted securities that are not publicly traded. Delay or difficulty in selling such securities may result in a loss to the Fund.

o  REIT and Real Estate Risk. The value of the Fund's investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs.

o  Smaller and Medium Capitalization Company Risk. Securities of smaller and medium-sized companies may be more volatile and more difficult to liquidate during market down turns than securities of larger companies. Additionally the price of smaller companies may decline more in response to selling pressures.

o  Value Company Risk. The stock of value companies can continue to be undervalued for long periods of time and not realize its expected value. The value of the Fund may decrease in response to the activities and financial prospects of an individual company.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance of

Institutional Shares from year-to-year. The table shows how the average annual returns of the Institutional Shares and Advisor Shares for 1 year and since inception periods compare to a broad-based market index.

Effective April 12, 2010, the Brown Advisory Flexible Value Fund, a series of

Forum Funds (the "Predecessor Fund") reorganized into the Fund, which is a series of Professionally Managed Portfolios. Performance shown prior to

April 12, 2010 is that of the Predecessor Fund.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.brownadvisoryfunds.com or by calling

800-540-6807 (toll free).

Brown Advisory Flexible Value Fund -- Institutional Shares Calendar Year Total Returns

The Fund's calendar year-to-date total return as of September 30, 2011 was

-8.18%. During the periods shown in the chart, the highest quarterly return was

17.44% (for the quarter ended June 30, 2009) and the lowest quarterly return was

-23.94% (for the quarter ended December 31, 2008).

Brown Advisory Flexible Value Fund Average Annual Total Returns For the period ended December 31, 2010
Average Annual Total Returns Brown Advisory Flexible Value Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class	Institutional Shares Return Before Taxes	10.86%	(2.96%)	Nov. 30, 2006
Institutional Class After Taxes on Distributions	Institutional Shares Return After Taxes on Distributions	10.78%	(3.08%)	Nov. 30, 2006
Institutional Class After Taxes on Distributions and Sales	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares	7.15%	(2.55%)	Nov. 30, 2006
Advisor Shares	Advisor Shares Return Before Taxes	10.70%	(3.26%)	Nov. 30, 2006
S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses and taxes)	15.06%	(0.48%)	Nov. 30, 2006

NOTE: Institutional Shares of the Flexible Value Fund commenced operations on

November 30, 2006 as part of the Predecessor Flexible Value Fund. Advisor Shares commenced operations on January 24, 2007 as part of the Predecessor Flexible

Value Fund. Performance shown prior to inception of the Advisor Shares is based on the performance of Institutional Shares, adjusted for the higher expenses applicable to Advisor Shares. Prior to July 1, 2011, the Advisor Shares were known as A Shares.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k)

plans or individual retirement accounts. After-tax returns are shown for

Institutional Shares only. After-tax returns for Advisor Shares will vary. The

"Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other figures because when a capital loss occurs upon redemption of Fund Shares,

a tax deduction is provided that benefits the investor.